Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2011	Mar. 09, 2012	Jun. 30, 2011
Document Information [Line Items]
Document Type	10-K
Amendment Flag	false
Document Period End Date	Dec 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Trading Symbol	CIZN
Entity Registrant Name	CITIZENS HOLDING CO /MS/
Entity Central Index Key	0001075706
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding		4,854,411
Entity Public Float			$ 76,380,194

Consolidated Statements of Condition (USD $)	Dec. 31, 2011	Dec. 31, 2010
ASSETS
Cash and due from banks	$ 35,407,715	$ 16,963,393
Interest bearing deposits with other banks	3,990,521	1,155,588
Securities available for sale, at fair value (amortized cost of $367,421,826 in 2011 and $328,235,771 in 2010)	374,507,805	324,730,301
Loans, net of allowance for loan losses of $6,681,412 in 2011 and $6,379,070 in 2010	382,580,529	415,496,720
Bank premises, furniture, fixtures and equipment, net	20,278,443	20,751,478
Other real estate owned	4,868,653	3,068,209
Accrued interest receivable	4,445,384	4,823,227
Cash surrender value of life insurance	20,382,063	19,535,300
Intangible assets	3,226,612	3,411,303
Other assets	4,257,729	8,297,213
Total assets	853,945,454	818,232,732
Deposits
Non-interest bearing deposits	116,894,676	95,324,759
Interest bearing deposits	455,443,459	442,104,964
Total deposits	572,338,135	537,429,723
Federal funds purchased		2,500,000
Securities sold under agreement to repurchase	120,220,433	110,483,437
Federal Home Loan Bank advances	68,500,000	84,400,000
Accrued interest payable	372,374	538,881
Deferred compensation payable	5,085,935	4,330,069
Other liabilities	1,349,360	2,255,526
Total liabilities	767,866,237	741,937,636
Stockholders' equity
Common stock, $.20 par value, authorized 22,500,000 shares; 4,843,911 shares issued and outstanding at 2011 and 4,838,411 shares issued and outstanding at 2010 and	968,782	967,682
Additional paid-in capital	3,247,208	3,061,221
Accumulated other comprehensive gain (loss), net of tax expense (benefit) of $2,643,070 in 2011 and ($1,307,540) in 2010	4,442,909	(2,197,930)
Retained earnings	77,420,318	74,464,123
Total stockholders' equity	86,079,217	76,295,096
Total liabilities and stockholders' equity	$ 853,945,454	$ 818,232,732

Consolidated Statements of Condition (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Securities available for sale, at fair value, amortized cost	$ 367,421,826	$ 328,235,771
Loans, allowance for loan losses	6,681,412	6,379,070
Common stock, par value	$ 0.2	$ 0.2
Common stock, shares authorized	22,500,000	22,500,000
Common stock, shares issued	4,843,911	4,838,411
Common stock, shares outstanding	4,843,911	4,838,411
Accumulated other comprehensive gain (loss), tax expense (benefit)	$ 2,643,070	$ (1,307,540)

Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Interest income
Interest and fees on loans	$ 25,338,479	$ 28,079,331	$ 29,378,692
Interest on securities
Taxable	7,885,853	6,261,995	7,875,294
Non-taxable	3,684,702	3,726,993	3,610,650
Other interest	64,635	69,936	24,544
Total interest income	36,973,669	38,138,255	40,889,180
Interest expense
Deposits	3,210,445	5,156,764	7,938,179
Other borrowed funds	3,431,648	3,569,535	3,397,562
Total interest expense	6,642,093	8,726,299	11,335,741
Net interest income	30,331,576	29,411,956	29,553,439
Provision for loan losses	(2,995,426)	(2,455,790)	(3,013,455)
Net interest income after provision for loan losses	27,336,150	26,956,166	26,539,984
Non-interest income
Service charges on deposit accounts	3,688,615	4,001,097	4,110,480
Other service charges and fees	1,714,411	1,530,322	1,374,339
Net gains on sales of securities	715,223	664,613	573,385
Other income	1,324,130	1,212,534	1,999,428
Total non-interest income	7,442,379	7,408,566	8,057,632
Non-interest expense
Salaries and employee benefits	14,056,536	13,780,388	13,257,839
Occupancy expense	1,926,803	1,844,656	1,815,930
Equipment expense	2,381,842	1,959,801	2,366,871
Other expense	7,878,439	7,534,895	8,386,670
Total non-interest expense	26,243,620	25,119,740	25,827,310
Income before income taxes	8,534,909	9,244,992	8,770,306
Income tax expense	1,317,062	2,082,461	1,631,332
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Net income per share - basic	$ 1.49	$ 1.48	$ 1.47
Net income per share - diluted	$ 1.49	$ 1.48	$ 1.45
Average shares outstanding
Basic	4,842,353	4,835,603	4,854,919
Diluted	4,848,809	4,852,705	4,913,627

Consolidated Statements of Comprehensive Income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Other comprehensive income (loss)
Unrealized holding (losses) gains on available for sale securities during year	11,306,672	(1,452,828)	1,267,574
Income tax effect	(4,217,388)	541,905	(472,805)
Net unrealized gains (losses)	7,089,284	(910,923)	794,769
Reclassification adjustment for gains included in net income	(715,223)	(664,613)	(573,385)
Income tax effect	266,778	247,900	213,872
Net gains included in net income	(448,445)	(416,713)	(359,513)
Total other comprehensive income (loss)	6,640,839	(1,327,636)	435,256
Comprehensive income	$ 13,858,686	$ 5,834,895	$ 7,574,230

Consolidated Statements of Changes in Stockholders' Equity (USD $)	Total	Common Stock	Additional Paid-In Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings
Beginning Balance at Dec. 31, 2008	$ 71,399,638	$ 969,859	$ 3,530,390	$ (1,305,550)	$ 68,204,939
Beginning Balance (in shares) at Dec. 31, 2008		4,849,296
Net income	7,138,974				7,138,974
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(3,931,530)				(3,931,530)
Options exercised (in shares)		36,391
Options exercised	485,748	7,278	478,470
Shares repurchased (in shares)		(47,500)
Shares repurchased	(1,065,574)	(9,500)	(1,056,074)
Stock compensation expense	134,952		134,952
Other comprehensive income (loss), net	435,256			435,256
Ending Balance at Dec. 31, 2009	74,597,464	967,637	3,087,738	(870,294)	71,412,383
Ending Balance (in shares) at Dec. 31, 2009		4,838,187
Net income	7,162,531				7,162,531
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(4,110,791)				(4,110,791)
Options exercised (in shares)		16,350
Options exercised	189,161	3,270	185,891
Shares repurchased (in shares)		(16,126)
Shares repurchased	(366,381)	(3,225)	(363,156)
Stock compensation expense	150,748		150,748
Other comprehensive income (loss), net	(1,327,636)			(1,327,636)
Ending Balance at Dec. 31, 2010	76,295,096	967,682	3,061,221	(2,197,930)	74,464,123
Ending Balance (in shares) at Dec. 31, 2010		4,838,411
Net income	7,217,847				7,217,847
Dividends paid ($0.88, $0.85, $0.81 per share in 2011, 2010, 2009 respectively)	(4,261,652)				(4,261,652)
Options exercised (in shares)		5,500
Options exercised	63,385	1,100	62,285
Stock compensation expense	123,702		123,702
Other comprehensive income (loss), net	6,640,839			6,640,839
Ending Balance at Dec. 31, 2011	$ 86,079,217	$ 968,782	$ 3,247,208	$ 4,442,909	$ 77,420,318
Ending Balance (in shares) at Dec. 31, 2011		4,843,911

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Dividends paid, per share	$ 0.88	$ 0.85	$ 0.81

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Cash flows from operating activities
Net income	$ 7,217,847	$ 7,162,531	$ 7,138,974
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	1,181,257	1,108,158	1,376,513
Amortization of intangibles	184,691	184,691	184,691
Amortization of premiums and accretion of discounts on investment securities, net	1,264,464	3,458,743	2,873,072
Stock compensation expense	123,702	150,748	134,952
Provision for loan losses	2,995,426	2,455,790	3,013,455
Gain on sale of securities	(715,223)	(664,613)	(573,385)
FHLB stock dividend	(15,800)	(16,700)	(9,900)
Deferred income tax benefit	(572,140)	(1,069,820)	(929,720)
Excess tax benefit	(17,347)	(35,640)	(36,200)
Net writedown on other real estate owned	265,876	537,429	1,016,854
Earnings from unconsolidated subsidiary		(6,402)	(67,961)
Decrease (increase) in accrued interest receivable	377,843	1,225,491	217,079
Increase in cash surrender value life insurance	(846,763)	(751,967)	(790,877)
Decrease in accrued interest payable	(166,507)	(240,108)	(586,690)
Increase in deferred compensation liabiltiy	755,866	459,725	612,713
Net change in other operating assets and liabilities	(245,152)	3,565,203	(3,753,005)
Net cash provided by operating activities	11,788,040	17,523,259	9,820,565
Cash flows from investing activities
Proceeds from maturities of securities available-for-sale	192,942,469	201,679,871	154,364,170
Proceeds from sales of securities available-for-sale	19,864,689	30,118,800	24,524,623
Purchases of investment securities available-for-sale	(253,327,354)	(243,202,445)	(240,430,083)
Purchases of bank premises, furniture,fixtures and equipment	(708,222)	(3,735,527)	(2,318,540)
Sale of other real estate owned	687,095	1,385,959	1,010,890
Net decrease (increase) in interest bearing deposits with other banks	(2,834,933)	4,077,135	(4,231,112)
Redemption of Federal Home Loan Bank Stock	908,700	165,900
Purchases of Federal Home Loan Bank Stock	(108,000)		(435,100)
Net decrease (increase) in loans	27,167,350	21,979,635	(22,495,987)
Net cash provided (used) by investing activities	(15,408,206)	12,469,328	(90,011,139)
Cash flows from financing activities
Net (decrease) increase in deposits	34,908,412	(32,372,862)	23,875,163
Net increase (decrease) in federal funds purchased	(2,500,000)	2,500,000	(21,000,000)
Net change in securities sold under agreement to repurchase	9,736,996	(4,269,573)	73,311,958
Proceeds from exercise of stock options	63,385	189,161	485,748
Repurchases of company stock		(366,381)	(1,065,574)
Excess tax benefit on stock option exercises	17,347	35,640	36,200
Dividends paid to stockholders	(4,261,652)	(4,110,791)	(3,931,530)
Federal Home Loan Bank advance proceeds		12,000,000
Federal Home Loan Bank advance payments	(15,900,000)	(2,000,000)	(5,000,000)
Net cash (used) provided by financing activities	22,064,488	(28,394,806)	66,711,965
Net increase (decrease) in cash and due from banks	18,444,322	1,597,781	(13,478,609)
Cash and due from banks, beginning of year	16,963,393	15,365,612	28,844,221
Cash and due from banks, end of year	35,407,715	16,963,393	15,365,612
Supplemental disclosures of cash flow information
Cash paid for Interest	6,808,600	8,966,407	11,922,341
Income taxes	3,012,862	1,482,901	1,878,868
Non cash disclosures
Real estate acquired by foreclosure	$ 2,753,415	$ 1,762,417	$ 2,013,641

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Summary of Significant Accounting Policies

Note 1. Summary of Significant Accounting Policies

Basis of Financial Statement Presentation

The accounting policies of Citizens Holding Company and subsidiary conform to accounting principles generally accepted in the United States of America and to general practices within the banking industry. The consolidated financial statements of Citizens Holding Company include the accounts of its wholly-owned subsidiary, The Citizens Bank of Philadelphia, Mississippi (collectively referred to as the “Company”). All significant intercompany transactions have been eliminated in consolidation.

Nature of Business

The Citizens Bank of Philadelphia, Mississippi (the “Bank”) operates under a state bank charter and provides general banking services. As a state bank, the Bank is subject to regulations of the Mississippi Department of Banking and Consumer Finance and the Federal Deposit Insurance Company. Citizens Holding Company is subject to the regulations of the Federal Reserve. The area served by the Bank is Neshoba County, Mississippi and the immediately surrounding areas. Services are provided at several branch offices. In 2009, the Bank opened a loan production office in Biloxi, Mississippi.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Estimates that are particularly susceptible to significant change relate to the determination of the allowance for loan losses and the valuation of real estate acquired in connection with foreclosures or in satisfaction of loans. In connection with the determination of the allowance for loan losses and valuation of foreclosed real estate, management obtains independent appraisals for significant properties.

While management uses available information to recognize losses on loans and foreclosed real estate, future additions to the allowance or adjustments to the valuation may be necessary based on changes in local economic conditions. In addition, regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses and valuations of foreclosed real estate. Such agencies may require the Company to recognize additions to the allowance or to make adjustments to the valuation based on their judgments about information available to them at the time of their examination. Due to these factors, it is reasonably possible that the allowance for loan losses and valuation of foreclosed real estate may change materially in the near term.

Cash, Due from Banks and Interest Bearing Deposits with Other Banks

For the purpose of reporting cash flows, cash and due from banks include cash on hand and demand deposits. Cash flows from loans originated by the Company, deposits, and federal funds purchased and sold are reported net in the statement of cash flows. The Company is required to maintain average reserve balances with the Federal Reserve Bank based on a percentage of deposits. The average reserve required by the Federal Reserve Bank at December 31, 2011 and 2010 was $1,534,000 and $1,218,000, respectively.

Interest-bearing deposits with other banks mature within one year and are carried at cost.

Investment Securities

In accordance with the investments topic of the Accounting Standards Codification (“ASC”), securities are classified as “available-for-sale,” “held-to-maturity” or “trading”. Fair values for securities are based on quoted market prices where available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. Gains or losses on the sale of securities are determined using the specific identification method. Currently, the Company has no held-to-maturity or trading securities.

Securities Available-for-Sale

Securities that are held for indefinite periods of time or used as part of the Company’s asset/liability management strategy and that may be sold in response to interest rate changes, changes in prepayment risk, the need to increase regulatory capital and other similar factors are classified as available-for-sale. Securities available-for-sale are reported at fair value, with unrealized gains and losses reported, net of related income tax effect, as a separate component of stockholders’ equity.

Realized gains or losses, determined on the basis of the cost of specific securities sold, are included in earnings. The amortization of premiums and accretion of discounts are recognized in interest income.

The Company periodically reviews its securities for impairment based upon a number of factors, including but not limited to, length of time and extent to which the fair value has been less than cost, the likelihood of the security’s ability to recover any decline in its fair value, financial condition of the underlying issuer, ability of the issuer to meet contractual obligations and ability to retain the security for a period of time sufficient to allow for recovery in fair value. Impairments on securities are recognized when management, based on its analysis, deems the impairment to be other-than-temporary. Disclosures about unrealized losses in our securities portfolio that have not been recognized as other-than-temporary impairments are provided in Note 3.

Loans and Allowance for Loan Losses

Loans receivable that management has the intent and ability to hold for the foreseeable future or until maturity or payoff are reported at the principal amount outstanding, net of unearned income and an allowance for loan losses. The Company has no loans held-for-sale.

Unearned income includes deferred fees net of deferred direct incremental loan origination cost. Unearned income attributable to loans held with a maturity of more than one year are recognized as income or expense over the life of the loan.

Unearned discounts on installment loans are recognized as income over the terms of the loans by a method that approximates the interest method. Unearned income and interest on commercial loans are recognized based on the principal amount outstanding. For all other loans, interest is accrued daily on the outstanding balances. For impaired loans, interest is discontinued on a loan when management believes, after considering collection efforts and other factors, that the borrower’s financial condition is such that collection of interest is doubtful. Cash collections on impaired loans are credited to the loan receivable balance, and no interest income is recognized on those loans until the principal balance has been collected. The Company generally discontinues the accrual of interest income when a loan becomes 90 days past due as to principal or interest; however, management may elect to continue the accrual when the estimated net realizable value of collateral is sufficient to cover the principal balance and the accrued interest. Interest income on other nonaccrual loans is recognized only to the extent of interest payments. Upon discontinuance of the accrual of interest on a loan, any previously accrued but unpaid interest is reversed against interest income.

A loan is impaired when management determines that it is probable the Company will be unable to collect all contractual principal and interest payments due in accordance with the terms of the loan agreement. Impaired loans are measured based on the present value of expected future cash flows discounted at the loan’s effective interest rate or, as a practical expedient, at the loan’s observable market price or the fair value of the collateral if the loan is collateral dependent. The amount of impairment, if any, and any subsequent changes are included in the allowance for loan losses.

The allowance for loan losses is established through a provision for loan losses charged against net income. Loans determined to be uncollectible are charged against the allowance for loan losses, and subsequent recoveries, if any, are credited to the allowance. The allowance represents an amount, which, in management’s judgment, will be adequate to absorb estimated probable losses on existing loans that may become uncollectible. In order to determine an adequate level of allowance, management utilizes a model that calculates the allowance for loan loss by applying an average historical charge-off percentage by loan segment and over a 20 quarter period of time to the current loan balances in the corresponding loan segment. Additionally, specific reserves on an individual loan basis may be applied in addition to the allowance calculated using the model. This specific reserve is determined by an extensive review of the borrower’s credit history, capacity to pay, adequacy of collateral and general economic conditions related to the respective loan. This specific reserve will stay in place until such time that the borrower’s obligation is satisfied or the loan is greatly improved.

Large groups of small-balance homogenous loans are collectively evaluated for impairment. Accordingly, the Company does not separately identify individual consumer and residential loans for impairment disclosures.

Bank Premises, Furniture, Fixtures and Equipment

The Company’s premises, furniture, fixtures and equipment are stated at cost less accumulated depreciation computed by straight-line methods over the estimated useful lives of the assets which range from three to forty years. Costs of major additions and improvements are capitalized. Expenditures for maintenance and repairs are charged to expense as incurred.

Other Real Estate Owned

Other real estate owned (“OREO”) consists of properties repossessed by the Company on foreclosed loans. These assets are stated at fair value at the date acquired less estimated costs to sell. Losses arising from the acquisition of such property are charged against the allowance for loan losses. Declines in value resulting from subsequent revaluation of the property or losses resulting from disposition of such property are expensed as incurred. Revenue and expenses from operations of other real estate owned are reflected as other income (expense).

Cash Surrender Value of Life Insurance

The Company has purchased life insurance contracts on certain employees and directors. Certain of such policies were acquired to fund deferred compensation arrangements with employees and directors. The cash surrender value of the Company owned policies is carried at the actual cash surrender value of the policy at the balance sheet date. Changes in the value of the policies are classified in non-interest income.

Intangible Assets

Intangible assets include core deposits purchased and goodwill. Core deposit intangibles are amortized on a straight-line basis over their estimated economic lives ranging from 5 to 10 years. Goodwill and other intangible assets with indefinite lives are not amortized, but are tested at least annually for impairment. Fair values are determined based on market valuation multiples for the Company and comparable businesses based on the assets and cash flow of the Bank, the Company’s only reportable segment. If impairment has occurred, the goodwill or other intangible asset is reduced to its estimated fair value through a charge to expense.

Investment – Insurance Company

During 2010, the board of New South Life Insurance Company (“New South”) voted to liquidate the company and pay the investors their share of the business prior to the end of 2010. On December 29, 2010, the Company received a liquidation payment of $2,201,895 for 100% of its share of the business.

Prior to the liquidation, the Company accounted for its investment in New South using the equity method of accounting. The Company’s share of the net income of New South was recognized as income in the Company’s income statement and added to the investment account, and dividends received from New South were used to reduce the investment account. New South did not pay dividends during the years ended December 31, 2010 and 2009.

The investment in New South, which is included in other assets, totaled $2,195,493 at December 31, 2009. Income from the investment, including the gain from liquidation in 2010, for the years ended December 31, 2010 and 2009 included in other income totaled $6,402 and $67,961, respectively.

Trust Assets

Assets held by the Trust Department of the Company in fiduciary or agency capacities are not assets of the Company and are not included in the consolidated financial statements.

Income Taxes

Provisions for income taxes are based on taxes payable or refundable for the current year and the changes in deferred tax assets and liabilities, excluding components of other comprehensive income. Deferred tax assets and liabilities are included in the financial statements at currently enacted income tax rates applicable to the period in which the deferred tax assets and liabilities are expected to be realized or settled. As changes in tax laws or rates are enacted, deferred tax assets and liabilities are adjusted through the provision for income taxes. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.

Comprehensive Income

Comprehensive income includes net earnings reported in the consolidated statements of income and changes in unrealized gain (loss) on securities available-for-sale reported as a component of stockholders’ equity. Unrealized gain (loss) on securities available-for-sale, net of related income taxes, is the only component of accumulated other comprehensive income for the Company.

Net Income Per Share

Basic net income per share is computed by dividing net income by the weighted average number of common shares outstanding during the year. Diluted net income per share is based on the weighted average number of shares of common stock outstanding for the periods, including the dilutive effect of the Company’s outstanding stock options. The effect of the dilutive shares for the years 2011, 2010 and 2009 is illustrated in the following table.

	2011	2010	2009

Basic weighted average shares outstanding	4,842,353	4,835,603	4,854,919
Dilutive effect of stock options	6,456	17,102	58,708

Dilutive weighted average shares outstanding	4,848,809	4,852,705	4,913,627

Net income	$7,217,847	$7,162,531	$7,138,974

Net income per share-basic	$1.49	$1.48	$1.47
Net income per share-diluted	$1.49	$1.48	$1.45

Stock-Based Compensation

At December 31, 2011, 2010 and 2009, the Company had two stock-based compensation plans, which are the 1999 Employees’ Long-Term Incentive Plan, which expired in 2009 and the 1999 Directors’ Stock Compensation Plan. Compensation expense for the option grants is determined based on the estimated fair value of the stock options on the applicable grant date. Further, compensation expense is based on an estimate of the number of grants expected to vest and is recognized over the grants’ implied vesting period of 6 months and 1 day. The Company did not estimate any forfeitures for 2011, 2010 or 2009, due to the low historical forfeiture rate. Expense associated with the Company’s stock based compensation is included in salaries and benefits on the Consolidated Statements of Income. The Company recognizes compensation expense for all share-based payments to employees in accordance with ASC 718, “Compensation – Stock Compensation.” See Note 18 for further details regarding the Company’s stock-based compensation.

Advertising Costs

Advertising costs are charged to expense when incurred. Advertising expense was $730,496, $669,472 and $644,820 for the years ended December 31, 2011, 2010 and 2009, respectively.

Securities Sold Under Agreements to Repurchase:

Securities sold under agreements to repurchase are accounted for as collateralized financing transactions and are recorded at the amounts at which the securities were sold. Securities, generally U. S. Government, federal agency and state county municipal securities, pledged as collateral under these financing arrangements cannot be sold or re-pledged by the secured party.

Recent Accounting Pronouncements

In April 2011, FASB issued an update to ASC Topic 310. The update clarifies which loan modifications constitute troubled debt restructurings and is intended to assist creditors in determining whether a modification of the terms of a receivable meets the criteria to be considered a troubled debt restructuring, both for purposes of recording an impairment loss and for disclosure of troubled debt restructurings. In evaluating whether a restructuring constitutes a troubled debt restructuring, a creditor must separately conclude that both of the following exist: (a) the restructuring constitutes a concession; and (b) the debtor is experiencing financial difficulties. This update became effective for the Corporation on July 1, 2011, and applies retrospectively to restructurings occurring on or after January 1, 2011. This update has not had a significant impact on the Corporation’s financial position, results of operations or stockholders’ equity.

In April 2011, FASB issued an update to ASC Topic 860 which is intended to improve financial reporting of repurchase agreements and other agreements that both entitle and obligate a transferor to repurchase or redeem financial assets before their maturity. This update removes from the assessment of effective control (i) the criterion requiring the transferor to have the ability to repurchase or redeem the financial assets on substantially the agreed terms, even in the event of default by the transferee, and (ii) the collateral maintenance guidance related to that criterion. This update will be effective for the Corporation on January 1, 2012 and is not expected to have a significant impact on the Corporation’s consolidated financial statements.

In May 2011, FASB issued an update to ASC Topic 820 to converge the fair value measurement guidance in U.S. generally accepted accounting principles and International Financial Reporting Standards. This update clarifies the application of existing fair value measurement requirements, changes certain principles in Topic 820 and requires additional fair value disclosures. This update will be effective for annual and interim reporting periods beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

In June 2011, FASB issued an update to ASC Topic 220 to require that all non-owner changes in stockholders’ equity be presented in either a single continuous statement of comprehensive income or in two separate but consecutive statements. Additionally, the update required entities to present, on the face of the financial statements, reclassification adjustments for items that are reclassified from other comprehensive income to net income in the statement or statements where the components of net income and the components of other comprehensive income are presented. However, this reclassification requirement was deferred by FASB in December 2011. The option to present components of other comprehensive income as part of the statement of changes in stockholders’ equity was eliminated. Both updates are effective for annual periods beginning after December 15, 2011, and are not expected to have an impact on the Corporation’s financial statements.

In September 2011, FASB issued an update to ASC Topic 350 to give entities the option to first assess qualitative factors to determine whether the existence of events or circumstances leads to a determination that it is more likely than not that the fair value of a reporting unit is less than its carrying amount. If, after assessing the totality of events or circumstances, an entity determines it is not more likely than not that the fair value of a reporting unit is less than its carrying amount, then performing the two-step impairment test is unnecessary. However, if an entity concludes otherwise, then it is required to perform the first step of the two-step impairment test by calculating the fair value of the reporting unit and comparing the fair value with the carrying amount of the reporting unit. This update is effective for annual and interim impairment tests beginning after December 15, 2011, and is not expected to have a significant impact on the Corporation’s financial statements.

Reclassifications

Certain information for 2009 and 2010 has been reclassified to conform to the financial presentation for 2011. Such reclassifications had no effect on net income or stockholders’ equity.

Intangible Assets	12 Months Ended
Dec. 31, 2011
Intangible Assets

Note 2. Intangible Assets

In 2002, the Company acquired CB&T Capital Corporation, a one-bank holding company, whose wholly-owned subsidiary was Citizens Bank & Trust Company in Louisville, Mississippi. In addition to the intangible assets related to the purchase of CB&T Capital Corporation, the Company recorded intangible assets from the purchase of branches located in Kosciusko and Scooba, Mississippi and from the purchase of Three D Mortgage Company. The following table details the goodwill associated with each purchase, which is no longer being amortized, in accordance with ASC Topic 350, Intangibles- Goodwill and Other.

Purchase	Total	Life to Date Amortization	Unamortized Balance

Kosciusko Branch	$605,122	$309,285	$295,837
Scooba Branch	400,000	180,000	220,000
Three D Mortgage Company	76,408	10,188	66,220
CB&T Capital Corporation	2,567,600	—	2,567,600

Total goodwill	$3,649,130	$499,473	$3,149,657

The Company has also allocated intangible assets to be recognized as core deposit intangibles from the CB&T Capital Corporation acquisition. The core deposit intangible balance is detailed as follows:

Purchase	Total	Current Year Amortization	Life to Date Amortization	Unamortized Balance

CB&T Capital Corporation	$1,846,909	$184,691	$1,769,954	$76,955

Total core deposit intangible	$4,334,483	$184,691	$4,257,528	$76,955

Total amortization expense related to all intangible assets for the years ended December 31, 2011, 2010 and 2009 was $184,691, $184,691 and $184,691, respectively. Estimated amortization expense attributable to core deposit intangible assets for the remaining life is detailed in the table below.

Year Ending December 31,	Amount
2012	$76,955

Investment Securities	12 Months Ended
Dec. 31, 2011
Investment Securities

Note 3. Investment Securities

The amortized cost and fair value of investment securities at December 31, 2011 and 2010 are as follows:

2011	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S.
Government agencies	$234,356,518	$722,520	$140,550	$234,938,488
Mortgage-backed securities	32,434,828	2,683,030	—	35,117,858
Other investments	100,630,480	5,041,716	1,220,737	104,451,459

Total	$367,421,826	$8,447,266	$1,361,287	$374,507,805

2010	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value

Securities available-for-sale Obligations of U.S.
Government agencies	$189,562,570	$554,078	$3,958,720	$186,157,928
Mortgage-backed securities	35,705,524	2,084,854	30,435	37,759,943
Other investments	102,967,677	1,064,488	3,219,735	100,812,430

Total	$328,235,771	$3,703,420	$7,208,890	$324,730,301

The following table shows the gross unrealized losses and fair value of the Company’s investments with unrealized losses that are not deemed to be other-than-temporarily impaired, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011 and 2010 (in thousands):

December 31, 2011	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$24,859	$140	$—	$—	$24,859	$140
Other investments	4,583	138	2,991	1,083	7,574	1,221

Total	$29,442	$278	$2,991	$1,083	$32,433	$1,361

December 31, 2010	Less than 12 months		12 months or more		Total
Description of Securities	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses

Obligations of U. S.
Government agencies	$97,618	$3,959	$—	$—	$97,618	$3,959
Mortgage-backed securities	1,033	30	—	—	1,033	30
Other investments	26,730	753	15,575	2,467	42,305	3,220

Total	$125,381	$4,742	$15,575	$2,467	$140,956	$7,209

Other investments. The Company’s unrealized loss on other investments relates to state, county and municipal bonds and an investment in a pooled trust preferred security that have seen a decline in value. The decline in value of the state, county and municipal bonds is due to changes in interest rates, resulting in unrealized losses of $156,570 and $2,010,949 in 2011 and 2010, respectively. It is not expected that these securities would be settled at a price less than amortized cost of the Company’s investment. Because the decline in fair value is attributable to changes in interest rates and not credit quality and because the Company does not intend to sell and it is more-likely-than-not that the Company will not be required to sell these investments until a recovery of fair value, which may be at maturity, the Company does not consider these investments to be other-than-temporarily impaired at December 31, 2011 or 2010.

The decline in value of the pooled trust preferred security is related to the deterioration of the markets for these types of securities brought about by the lowered credit ratings and past deferrals and defaults of the underlying issuing financial institutions, resulting in unrealized losses of $1,064,167 and $1,208,785 in 2011 and 2010, respectively. The Company owns a senior tranche of this security and therefore has a higher degree of which future deferrals and defaults would be required before the cash flow for the Company’s tranche is negatively impacted. The Company does not intend to sell this security and it is not more likely than not that the Company will be required to sell at a price less than amortized cost prior to maturity. Given these factors, the Company does not consider the investment to be other-than-temporarily impaired at December 31, 2011 or 2010.

The amortized cost and estimated fair value of securities at December 31, 2011, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	Amortized
	Cost	Fair Value
Securities available-for-sale
Due in one year or less	$7,279,053	7,342,506
Due after one year through five years	12,691,967	13,049,436
Due after five years through ten years	60,991,618	62,968,675
Due after ten years	286,459,188	291,147,188

Total	$367,421,826	374,507,805

Investment securities with carrying values of $141,330,905 and $119,538,755 at December 31, 2011 and 2010, respectively, were pledged as collateral for public deposits.

Gross realized gains and losses are included in other income. Total gross realized gains and gross realized losses from the sale of investment securities for each of the years ended December 31 were:

	2011	2010	2009
Gross realized gains	$715,223	$707,407	$573,385
Gross realized losses	—	(42,794)	—

	$715,223	$664,613	$573,385

Federal Home Loan Bank Stock	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Stock

Note 4. Federal Home Loan Bank Stock

The Company, as a member of the Federal Home Loan Bank of Dallas (“FHLB”) system, owns stock in the organization. No ready market exists for the stock, and it has no quoted market value. The Company’s investment in the FHLB is carried at cost of $3,382,300 and $4,167,200 at December 31, 2011 and 2010, respectively, and is included in other investments.

Loans	12 Months Ended
Dec. 31, 2011
Loans

Note 5. Loans

The composition of net loans at December 31, 2011 and 2010 is as follows:

	2011	2010
	(In Thousands)
Real Estate:
Land Development and Construction	$13,480	$21,838
Farmland	35,912	44,734
1-4 Family Mortgages	133,987	143,627
Commercial Real Estate	129,387	139,760

Total Real Estate Loans	312,766	349,959

Business Loans:
Commercial and Industrial Loans	36,581	28,429
Farm Production and other Farm Loans	1,579	2,429

Total Business Loans	38,160	30,858

Consumer Loans:
Credit Cards	995	990
Other Consumer Loans	37,545	40,292

Total Consumer Loans	38,540	41,282

Total Gross Loans	389,466	422,099

Unearned income	(204)	(223)
Allowance for loan losses	(6,681)	(6,379)

Loans, net	$382,581	$415,497

The Company has certain lending policies and procedures in place that are designed to maximize loan income within an acceptable level of risk. Management reviews these policies and procedures and submits them to the board of directors for their approval when needed, but no less frequently than annually. A reporting system supplements the review process by providing management with frequent reports related to loan production, loan quality, concentrations of credit, loan delinquencies and non-performing and potential problem loans. Diversification in the loan portfolio is a means of managing risk associated with fluctuations in economic conditions.

The Company maintains an independent loan review department that reviews and validates the credit risk program on a periodic basis. Results of this review are presented to management with quarterly reports made to the board of directors. The loan review process complements and reinforces the risk identification and assessment decisions made by the lenders and credit personnel, as well as the Company’s policies and procedures.

Loans are made principally to customers in the Company’s market. The Company’s lending policy provides that loans collateralized by real estate are normally made with loan-to-value ratios of 80 percent or less. Commercial loans are typically collateralized by property, equipment, inventories and/or receivables with loan-to-value ratios from 50 percent to 80 percent. Real estate mortgage loans are collateralized by personal residences with loan-to-value ratios of 80 percent or less. Consumer loans are typically collateralized by real estate, vehicles and other consumer durable goods. Approximately $50.1 million and $50.8 million of the loans outstanding at December 31, 2011 and 2010, respectively, were variable rate loans.

In the ordinary course of business, the Company has granted loans to certain directors and their affiliates (collectively referred to as “related parties”). These loans were made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with other unaffiliated persons and do not involve more than normal risk of collectability. Activity in related party loans during 2011 is presented in the following table.

Balance outstanding at December 31, 2010	$1,292,376

Principal additions	617,474

Principal reductions	782,467

Balance outstanding at December 31, 2011	$1,127,383

Loans are considered to be past due if the required principal and interest payments have not been received as of the date such payments were due. Loans are placed on non-accrual status, when, in management’s opinion, the borrower may be unable to meet payment obligations as they become due, as well as when required by regulatory provisions. Loans may be placed on non-accrual status regardless of whether or not such loans are considered past due. When interest accruals are discontinued, all unpaid accrued interest is reversed. Interest income is subsequently recognized only to the extent cash payments are received in excess of principal due. Loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured.

Year-end non-accrual loans, segregated by class of loans, were as follows:

	2011	2010
	(in thousands)
Real Estate:
Land Development and Construction	$1,134	$553
Farmland	641	581
1-4 Family Mortgages	1,966	1,741
Commercial Real Estate	6,818	6,590

Total Real Estate Loans	10,559	9,465

Business Loans:
Commercial and Industrial Loans	284	1,250
Farm Production and other Farm Loans	21	8

Total Business Loans	305	1,258

Consumer Loans:
Credit Cards	—	—
Other Consumer Loans	435	209

Total Consumer Loans	435	209

Total Non-Accrual Loans	$11,299	$10,932

Had non-accrual loans performed in accordance with their original terms, the Company would have recognized additional interest income of approximately $673,858 in 2011, $614,511 in 2010 and $139,373 in 2009.

An age analysis of past due loans, segregated by class of loans, as of December 31, 2011 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$30	$562	$592	$12,888	$13,480	$39
Farmland	1,061	139	1,200	34,712	35,912	—
1-4 Family Mortgages	5,774	822	6,596	127,391	133,987	80
Commercial Real Estate	4,941	4,855	9,796	119,591	129,387	109

Total Real Estate Loans	11,806	6,378	18,184	294,582	312,766	228

Business Loans:
Commercial and Industrial Loans	294	99	393	36,188	36,581	—
Farm Production and other Farm Loans	13	6	19	1,560	1,579	—

Total Business Loans	307	105	412	37,748	38,160	—

Consumer Loans:
Credit Cards	20	17	37	958	995	17
Other Consumer Loans	1,858	252	2,110	35,435	37,545	24

Total Consumer Loans	1,878	269	2,147	36,393	38,540	41

Total Loans	$13,991	$6,752	$20,743	$368,723	$389,466	$269

An age analysis of past due loans, segregated by class of loans, as of December 31, 2010 was as follows (in thousands):

	Loans 30-89 Days Past Due	Loans 90 or more Days Past Due	Total Past Due Loans	Current Loans	Total Loans	Accruing Loans 90 or more Days Past Due
Real Estate:
Land Development and Construction	$312	$808	$1,120	$20,718	$21,838	$447
Farmland	1,675	417	2,092	42,642	44,734	115
1-4 Family Mortgages	5,231	808	6,039	137,588	143,627	63
Commercial Real Estate	1,564	95	1,659	138,101	139,760	—

Total Real Estate Loans	8,782	2,128	10,910	339,049	349,959	625

Business Loans:
Commercial and Industrial Loans	1,763	502	2,265	26,164	28,429	300
Farm Production and other Farm Loans	39	5	44	2,385	2,429	5

Total Business Loans	1,802	507	2,309	28,549	30,858	305

Consumer Loans:
Credit Cards	21	70	91	899	990	70
Other Consumer Loans	2,268	139	2,407	37,885	40,292	23

Total Consumer Loans	2,289	209	2,498	38,784	41,282	93

Total Loans	$12,873	$2,844	$15,717	$406,382	$422,099	$1,023

Loans are considered impaired when, based on current information and events, it is probable the Company will be unable to collect all the amounts due in accordance with the original contractual terms of the loan agreement, including scheduled principal and interest payments. In determining which loans to evaluate for impairment, management looks at past due loans, bankruptcy filings and any situation that might lend itself to cause a borrower to be unable to repay the loan according to the original contract terms. If a loan is determined to be impaired and the collateral is deemed to be insufficient to fully repay the loan, a specific reserve will be established. Interest payments on impaired loans are typically applied to principal unless collectability of the principal amount is reasonably assured, in which case interest is recognized on a cash basis. Impaired loans or portions thereof, are charged-off when deemed uncollectible.

Impaired loans as of December 31, by class of loans, are as follows (in thousands):

2011	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$1,134	$992	$142	$1,134	$134	$883
Farmland	641	492	149	641	24	588
1-4 Family Mortgages	2,066	1,297	769	2,066	216	1,933
Commercial Real Estate	6,818	5,042	1,776	6,818	736	6,896

Total Real Estate Loans	10,659	7,823	2,836	10,659	1,110	10,300

Business Loans:
Commercial and Industrial Loans	284	163	121	284	57	860
Farm Production and other Farm Loans	21	21	—	21	—	19

Total Business Loans	305	184	121	305	57	879

Consumer Loans:
Other Consumer Loans	435	430	5	435	—	321

Total Consumer Loans	435	430	5	435	—	321

Total Loans	$11,399	$8,437	$2,962	$11,399	$1,167	$11,500

2010	Unpaid Principal Balance	Recorded Investment With No Allowance	Recorded Investment With Allowance	Total Recorded Investment	Related Allowance	Average Recorded Investment
Real Estate:
Land Development and Construction	$553	$391	$162	$553	$156	$630
Farmland	581	394	187	581	79	534
1-4 Family Mortgages	1,840	967	873	1,840	196	1,801
Commercial Real Estate	6,981	4,443	2,538	6,981	832	6,975

Total Real Estate Loans	9,955	6,195	3,760	9,955	1,263	9,940

Business Loans:
Commercial and Industrial Loans	1,342	1,017	325	1,342	194	1,436
Farm Production and other Farm Loans	7	7	—	7	—	17

Total Business Loans	1,349	1,024	325	1,349	194	1,453

Consumer Loans:
Other Consumer Loans	209	135	74	209	21	206

Total Consumer Loans	209	135	74	209	21	206

Total Loans	$11,513	$7,354	$4,159	$11,513	$1,478	$11,599

The Corporation utilizes a risk grading matrix to assign a risk grade to each of its loans when originated and is updated as factors related to the strength of the loan changes. Loans are graded on a scale of 1 to 9. A description of the general characteristics of the 9 risk grades is as follows.

Grade 1. MINIMAL RISK - These loans are without loss exposure to the Corporation. This classification is reserved for only the best, well secured loans to borrowers with significant capital strength, low leverage, stable earnings and growth and other readily available financing alternatives. This type of loan would also include loans secured by a program of the government.

Grade 2. MODEST RISK - These loans include borrowers with solid credit quality and moderate risk of loss. These loans may be fully secured by certificates of deposit with another reputable financial institution, or secured by readily marketable securities with acceptable margins.

Grade 3. AVERAGE RISK - This is the rating assigned to most of the loans held by the Corporation. This includes loans with average loss exposure and average overall quality. These loans should liquidate through possessing adequate collateral and adequate earnings of the borrower. In addition, these loans are properly documented and are in accordance with all aspects of the current loan policy.

Grade 4. ACCEPTABLE RISK - Borrower generates sufficient cash flow to fund debt service but most working asset and capital expansion needs are provided from external sources. Profitability and key balance sheet ratios are usually close to peers but one or more may be higher than peers.

Grade 5. MANAGEMENT ATTENTION - Borrower has significant weaknesses resulting from performance trends or management concerns. The financial condition of the borrower has taken a negative turn and may be temporarily strained. Cash flow is weak but cash reserves remain adequate to meet debt service. Management weakness is evident.

Grade 6. OTHER LOANS ESPECIALLY MENTIONED (OLEM) - Loans in this category are fundamentally sound but possess some weaknesses. OLEM loans have potential weaknesses which may, if not checked or corrected, weaken the asset or inadequately protect the bank’s credit position at some future date. These loans have an identifiable weakness in credit, collateral, or repayment ability but there is no expectation of loss.

Grade 7. SUBSTANDARD ASSETS - Assets classified as substandard are inadequately protected by the current net worth and paying capacity of the obligor or of the collateral pledged, if any. Assets classified as substandard must have a well-defined weakness based upon objective evidence. Assets classified as substandard are characterized by the distinct possibility that the insured institution will sustain some loss if the deficiencies are not corrected. The possibility that liquidation would not be timely requires a substandard classification even if there is little likelihood of total loss.

Grade 8. DOUBTFUL - A loan classified as doubtful has all the weaknesses of a substandard classification and the added characteristic that the weakness makes collection or liquidation in full, on the basis of currently existing facts, conditions, and values, highly questionable or improbable. The possibility of loss is extremely high, but because of certain important and reasonable specific pending factors which may work to the advantage and strengthening of the asset, its classification as an estimated loss is deferred until its more exact status may be determined. A doubtful classification could reflect the fact that the primary source of repayment is gone and serious doubt exists as to the quality of a secondary source of repayment.

Grade 9. LOSS - Loans classified loss are considered uncollectible and of such little value that their continuance as bankable assets is not warranted. This classification does not mean that the asset has absolutely no recovery or salvage value, but rather it is not practical or desirable to defer writing off this basically worthless asset even though partial recovery may occur in the future. Also included in this classification is the defined loss portion of loans rated substandard assets and doubtful assets.

These internally assigned grades are updated on a continual basis throughout the course of the year and represent management’s most updated judgment regarding grades at December 31, 2011.

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2011 (in thousands):

Grades	Satisfactory 1, 2, 3, 4	Special Mention 5, 6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$9,647	$2,290	$1,481	$—	$62	$13,480
Farmland	31,405	3,043	1,464	—	—	35,912
1-4 Family Mortgages	115,365	5,784	12,811	27	—	133,987
Commercial Real Estate	108,347	7,188	3,852	—	—	129,387

Total Real Estate Loans	264,764	18,305	29,608	27	—	312,766

Business Loans:
Commercial and Industrial Loans	27,970	7,712	863	36	—	36,581
Farm Production and other Farm Loans	1,481	8	90	—	—	1,579

Total Business Loans	29,451	7,720	953	36	—	38,160

Consumer Loans:
Credit Cards	978	—	17	—	—	995
Other Consumer Loans	35,859	325	1,304	53	4	37,545

Total Consumer Loans	36,837	325	1,321	53	4	38,540

Total Loans	$331,052	$26,350	$31,882	$116	$66	$389,466

The following table details the amount of gross loans by loan grade and class for the year ended December 31, 2010:

Grades	Satisfactory 1, 2, 3, 4	Special Mention 5, 6	Substandard 7	Doubtful 8	Loss 9	Total Loans
Real Estate:
Land Development and Construction	$20,165	$65	$1,608	$—	$—	$21,838
Farmland	40,462	2,210	2,062	—	—	44,734
1-4 Family Mortgages	128,505	1,966	13,130	26	—	143,627
Commercial Real Estate	127,851	542	11,367	—	—	139,760

Total Real Estate Loans	316,983	4,783	28,167	26	—	349,959

Business Loans:
Commercial and Industrial Loans	26,062	608	1,739	16	4	28,429
Farm Production and other Farm Loans	2,363	14	52	—	—	2,429

Total Business Loans	28,425	622	1,791	16	4	30,858

Consumer Loans:
Credit Cards	920	—	70	—	—	990
Other Consumer Loans	38,674	34	1,571	10	3	40,292

Total Consumer Loans	39,594	34	1,641	10	3	41,282

Total Loans	$385,002	$5,439	$31,599	$52	$7	$422,099

The allowance for loan losses is a reserve established through a provision for possible loan losses charged to expense, which represents management’s best estimate of probable losses that will occur within the existing portfolio of loans. The allowance, in the judgment of management, is necessary to reserve for estimated loan losses and risks inherent in the loan portfolio.

The allowance on the majority of the loan portfolio is calculated using a historical chargeoff percentage applied to the current loan balances by loan segment. This historical period is the average of the previous 5 years with the most current years weighted to show the effect of the most recent chargeoff activity. This percentage is also adjusted for economic factors such as local unemployment and general business conditions, both local and nationwide.

The group of loans that are considered to be impaired are individually evaluated for possible loss and a specific reserve is established to cover any loss contingency. Loans that are determined to be a loss with no benefit of remaining in the portfolio, are charged off to the allowance. These specific reserves are reviewed periodically for continued impairment and adequacy of the specific reserve and adjusted when necessary.

Net (chargeoffs) recoveries, segregated by class of loans, were as follows:

	2011	2010	2009
Real Estate:
Land Development and Construction	$(60,964)	$(175,771)	$1,600
Farmland	(423,078)	(140,866)	(42,576)
1-4 Family Mortgages	(911,025)	(623,445)	(706,767)
Commercial Real Estate	(79,236)	(99,899)	(289,249)

Total Real Estate Loans	(1,474,303)	(1,039,981)	(1,036,992)

Business Loans:
Commercial and Industrial Loans	(994,523)	(244,382)	(645,851)
Farm Production and other Farm Loans	(4,671)	(10,487)	(7,799)

Total Business Loans	(999,194)	(254,869)	(653,650)

Consumer Loans:
Credit Cards	(43,763)	(39,881)	(19,115)
Other Consumer Loans	(175,824)	(267,916)	(257,356)

Total Consumer Loans	(219,587)	(307,797)	(276,471)

Total Net Chargeoffs	$(2,693,084)	$(1,602,647)	$(1,967,113)

The following table details activity in the allowance for loan losses by portfolio segment for the years ended December 31, 2011 and 2010:

2011	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Provision for loan losses	1,344,088	1,566,954	84,384	2,995,426

Chargeoffs	1,500,400	1,011,458	306,123	2,817,981

Recoveries	26,096	12,265	86,536	124,897

Net Chargeoffs	1,474,304	999,193	219,587	2,693,084

Ending Balance	$4,176,475	$1,672,467	$832,470	$6,681,412

Period end allowance allocated to:
Loans individually evaluated for impairment	1,109,209	57,325	—	1,166,595

Loans collectively evaluated for impairment	3,067,266	1,615,142	832,471	5,514,817

Ending Balance	$4,176,475	$1,672,467	$832,471	$6,681,413

2010	Real Estate	Business Loans	Consumer	Total

Beginning Balance	$3,356,197	$1,162,613	$1,007,117	$5,525,927

Provision for loan losses	1,990,475	196,962	268,353	2,455,790

Chargeoffs	1,062,599	352,745	399,117	1,814,461

Recoveries	22,618	97,876	91,320	211,814

Net Chargeoffs	1,039,981	254,869	307,797	1,602,647

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Period end allowance allocated to:
Loans individually evaluated for impairment	1,263,306	194,301	20,799	1,478,406

Loans collectively evaluated for impairment	3,043,385	910,405	946,874	4,900,664

Ending Balance	$4,306,691	$1,104,706	$967,673	$6,379,070

Activity in the allowance for loan losses during 2009 was as follows:

2009
Balance, beginning	$4,479,585
Provision for loan losses	3,013,455
Loans charged off	(2,177,656)
Recoveries of loans previously charged off	210,543

Balance, end of year	$5,525,927

The Company’s recorded investment in loans as of December 31, 2011 and 2010 related to each balance in the allowance for possible loan losses by portfolio segment and disaggregated on the basis of the Company’s impairment methodology was as follows (in thousands):

2011	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$10,659	$305	$435	$11,399

Loans collectively evaluated for impairment	302,107	37,855	38,105	378,067

	$312,766	$38,160	$38,540	$389,466

2010	Real Estate	Business Loans	Consumer	Total

Loans individually evaluated for impairment	$9,955	$1,349	$209	$11,513

Loans collectively evaluated for impairment	340,004	29,509	41,073	410,586

	$349,959	$30,858	$41,282	$422,099

Bank Premises, Furniture, Fixtures and Equipment	12 Months Ended
Dec. 31, 2011
Bank Premises, Furniture, Fixtures and Equipment

Note 6. Bank Premises, Furniture, Fixtures and Equipment

Bank premises, furniture, fixtures and equipment consist of the following at December 31, 2011 and 2010:

	2011	2010
Land and buildings	$23,199,998	$22,977,919
Furniture, fixtures and equipment	13,714,443	13,822,478

	36,914,441	36,800,397
Less accumulated depreciation	16,635,998	16,048,919

Total	$20,278,443	$20,751,478

Depreciation expense for the years ended December 31, 2011, 2010 and 2009 was $1,181,257, $1,108,158 and $1,376,513, respectively.

Deposits	12 Months Ended
Dec. 31, 2011
Deposits

Note 7. Deposits

The composition of deposits as of December 31, is as follows:

	2011	2010
Non-interest bearing	$116,894,676	$95,324,759
NOW and money market accounts	172,585,498	164,325,092
Savings deposits	41,876,977	37,778,537
Time deposits, $100,000 or more	119,481,007	115,987,517
Other time deposits	121,499,977	124,013,818

Total	$572,338,135	$537,429,723

The scheduled maturities of certificates of deposit at December 31, 2011 are as follows:

Year Ending December 31,	Amount
2012	$212,816,233
2013	25,371,892
2014	2,477,647
2015	300,617
2016	14,595

$240,980,984

Interest expense for time deposits over $100,000 was approximately $1,158,000, $2,172,000 and $3,746,000 for the years ended December 31, 2011, 2010 and 2009, respectively.

Federal Home Loan Bank Advances	12 Months Ended
Dec. 31, 2011
Federal Home Loan Bank Advances

Note 8. Federal Home Loan Bank Advances

Pursuant to collateral agreements with the FHLB, advances are collateralized by all the Company’s stock, FHLB securities ($3,882,300 included in securities available-for-sale at December 31, 2011) and qualifying first mortgages and other loans. As of December 31, 2011, the balance in qualifying first mortgages and other loans was $194,973,758. At December 31, 2010, advances from the FHLB, along with their rate and maturity date, consist of the following:

Advance Amount at December 31,		Interest Rate	Final Maturity
2011	2010
—	12,000,000	0.50	January 14, 2011
—	2,000,000	4.88	August 22, 2011
—	1,000,000	4.76	August 29, 2011
—	900,000	4.43	September 19, 2011
10,000,000	10,000,000	3.66	June 17, 2013
15,000,000	15,000,000	3.07	June 24, 2013
10,000,000	10,000,000	3.24	July 16, 2013
10,000,000	10,000,000	3.66	July 16, 2013
3,500,000	3,500,000	4.67	December 16, 2014
20,000,000	20,000,000	2.53	January 09, 2018

$68,500,000	$84,400,000

The scheduled payments for the next five years are as follows:

Year Due	Payment
2012	—
2013	45,000,000
2014	3,500,000
2015	—
2016	—
Thereafter	20,000,000

$68,500,000

Other Income and Other Expense	12 Months Ended
Dec. 31, 2011
Other Income and Other Expense

Note 9. Other Income and Other Expense

The following is a detail of the major income classifications that are included in other income under non-interest income on the income statement for the year ended December 31:

Other Income	2011	2010	2009

BOLI insurance	$636,657	$552,913	$652,423
Mortgage loan origination fees	354,407	434,734	303,309
Other income	333,066	224,887	1,043,696

Total other income	$1,324,130	$1,212,534	$1,999,428

During 2009, the Company sold a lot that was formerly a branch site for a gain of $855,537, which was recognized in Other Income. This branch was consolidated with another branch in the same general area.

The following is a detail of the major expense classifications that comprise the other expense line item in the income statement for the year ended December 31:

Other Expense	2011	2010	2009

Intangible amortization	$184,691	$184,691	$184,691
Advertising	730,496	669,472	644,820
Office supplies	563,611	486,106	520,958
Legal and audit fees	446,699	419,429	444,264
FDIC and state assessments	1,152,049	1,030,963	1,030,566
Telephone expense	435,015	529,204	668,296
Other losses	302,493	687,401	1,689,491
Other expenses	4,063,385	3,527,629	3,203,584

Total other expense	$7,878,439	$7,534,895	$8,386,670

Other losses in 2011 and 2010 include the write-down on Other Real Estate in the amount of $265,876 and $537,429, respectively.

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Taxes

Note 10. Income Taxes

The consolidated provision for income taxes consists of the following:

	2011	2010	2009
Currently payable
Federal	$1,677,406	$2,788,069	$2,231,112
State	211,796	364,212	329,940

	1,889,202	3,152,281	2,583,125
Deferred tax benefit	(572,140)	(1,069,820)	(929,720)

Income tax expense	$1,317,062	$2,082,461	$1,631,332

The differences between income taxes calculated at the federal statutory rate and income tax expense were as follows:

	2011	2010	2009
Federal taxes based on statutory rate	$2,901,869	$3,143,298	$2,981,904
State income taxes, net of federal benefit	139,785	240,380	217,760
Tax-exempt investment interest	(1,201,271)	(1,222,904)	(1,178,432)
Other, net	(523,321)	(78,313)	(389,900)

Income tax expense	$1,317,062	$2,082,461	$1,631,332

At December 31, 2011 and 2010, net deferred tax assets consist of the following:

	2011	2010
Deferred tax assets
Allowance for loan losses	$2,492,167	$2,379,393
Deferred compensation liability	1,897,054	1,615,116
Unrealized loss on available-for-sale securities	—	1,307,540
Intangible assets	248,854	239,538
Other	620,117	490,175

Total	5,258,192	6,031,762

Deferred tax liabilities
Premises and equipment	1,279,130	1,098,487
Unrealized gain on available-for-sale securities	2,643,070	—
Other	211,923	430,736

Total	4,134,123	1,529,223

Net deferred tax asset	$1,124,069	$4,502,539

The net deferred tax asset of $1,124,069 and $4,502,539 at December 31, 2011 and 2010, respectively, is included in other assets. The Company has evaluated the need for a valuation allowance related to the above deferred tax assets and, based on the weight of the available evidence, has determined that it is more likely than not that all deferred tax assets will be realized.

As of December 31, 2011, the Company has no unrecognized tax benefits related to federal and state income tax matters. As of December 31, 2011, the Company has not accrued for interest and penalties related to uncertain tax positions. It is the Company’s policy to recognize interest and/or penalties related to income tax matters in income tax expense.

The Company and its subsidiary file a consolidated U. S. federal income tax return. The Company is currently open to audit under the statute of limitations by the Internal Revenue Service for the years ended December 31, 2008 through 2011. The Company and its subsidiary’s state income tax returns are open to audit under the statute of limitations for the years ended December 31, 2008 through 2011.

Summarized Financial Information of Citizens Holding Company	12 Months Ended
Dec. 31, 2011
Summarized Financial Information of Citizens Holding Company

Note 11. Summarized Financial Information of Citizens Holding Company

Summarized financial information of Citizens Holding Company, parent company only, at December 31, 2011 and 2010, and for the years ended December 31, 2011, 2010 and 2009, is as follows:

Balance Sheets

December 31, 2011 and 2010

	2011	2010
Assets
Cash (1)	$1,416,801	$1,351,489
Investment in bank subsidiary (1)	84,377,402	74,719,686
Other assets (1)	285,414	224,321

Total assets	$86,079,617	$76,295,496

Liabilities
Other liabilities	$400	$400

Stockholders’ equity	86,079,217	76,295,096

Total liabilities and stockholders’ equity	$86,079,617	$76,295,496

(1)	Fully or partially eliminates in consolidation.

Income Statements

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Interest income	$3,264	$3,559	$5,887

Other income
Dividends from bank subsidiary (1)	4,332,000	4,654,050	4,047,000
Equity in undistributed earnings of bank subsidiary (1)	3,016,877	2,677,680	3,228,419
Other income	51	115	755

Total other income	7,348,928	7,331,845	7,276,174

Other expense	236,904	265,594	223,611

Income before income taxes	7,115,288	7,069,810	7,058,450
Income tax benefit	(102,559)	(92,721)	(80,524)

Net income	$7,217,847	$7,162,531	$7,138,974

(1)	Eliminates in consolidation.

Statements of Cash Flows

Years Ended December 31, 2011, 2010 and 2009

	2011	2010	2009
Cash flows from operating activities
Net income	$7,217,847	$7,162,531	$7,138,974
Adjustments to reconcile net income to net cash provided by operating activities
Equity in undistributed earnings of Bank	(3,016,877)	(2,677,680)	(3,228,419)
Stock compensation expense	123,702	150,748	134,952
Increase in other assets	(61,093)	(62,129)	(52,118)
Increase in other liabilities	—	400	—

Net cash provided by operating activities	4,263,579	4,573,870	3,993,389

	2011	2010	2009
Cash flows from financing activities
Dividends paid to stockholders	$(4,261,652)	$(4,110,791)	$(3,931,530)
Proceeds from exercise of stock options	63,385	189,161	485,748
Repurchase of company stock	—	(366,381)	(1,065,574)

Net cash used by financing activities	(4,198,267)	(4,288,011)	(4,511,356)

Net increase (decrease) in cash	65,312	285,859	(517,967)

Cash, beginning of year	1,351,489	1,065,630	1,583,597

Cash, end of year	$1,416,801	$1,351,489	$1,065,630

The Bank is required to obtain approval from state regulators before paying dividends. The Bank paid dividends of $4,332,000, $4,654,050 and $4,047,000 to the Citizens Holding Company during the years ended December 31, 2011, 2010 and 2009, respectively.

Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions

Note 12. Related Party Transactions

The Company had, and may be expected to have in the future, banking transactions in the ordinary course of business with directors, significant stockholders, principal officers, their immediate families, and affiliated companies in which they are principal stockholders (commonly referred to as related parties). In management’s opinion, such loans are made on substantially the same terms, including interest rates and collateral, as those prevailing at the time for comparable transactions with unrelated parties, and do not involve more than the normal risk of collectibility at the time of the transaction.

Activity in related party loans is detailed in tabular form in Note 5 of the notes to the Financial Statements.

Deposits from related parties at December 31, 2011 and 2010 approximated $3,253,647 and $2,565,906, respectively.

Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks	12 Months Ended
Dec. 31, 2011
Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks

Note 13. Off-Balance Sheet Financial Instruments, Commitments and Contingencies and Concentrations of Risks

Commitments to Extend Credit

In the ordinary course of business, the Company makes various commitments and incurs certain contingent liabilities to fulfill the financing needs of its customers. These commitments and contingent liabilities include commitments to extend credit and issue standby letters of credit. They involve, to varying degrees, elements of credit risk in excess of the amount recognized in the balance sheets. The Company’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit and standby letters of credit is represented by the contractual amount of those instruments. At December 31, 2011 and 2010, commitments related to unused lines of credit were $37,703,387 and $36,011,792, respectively, and standby letters of credit were $3,113,225 and $3,141,959, respectively. The fair value of such commitments is not materially different than stated values. As some of these commitments are expected to expire without being drawn upon, the total commitment amount does not necessarily represent future cash requirements. The Company applies the same credit policies and standards as it does in the lending process when making these commitments. The collateral obtained is based upon the assessed credit worthiness of the borrower. Collateral held varies, but may include accounts receivable, crops, livestock, inventory, property and equipment, residential real estate and income-producing commercial properties.

Interest Rate Risk

The Company is principally engaged in providing short-term and medium-term installment, commercial and agricultural loans with interest rates that are fixed or fluctuate with the prime lending rate. These assets are primarily funded through short-term demand deposits and long-term certificates of deposit with variable and fixed rates. Accordingly, the Company is exposed to interest rate risk because, in changing interest rate environments, interest rate adjustments on assets and liabilities may not occur at the same time or in the same amount. The Company manages the overall rate sensitivity and mix of its asset and liability portfolio and attempts to minimize the effects that interest rate fluctuations will have on its net interest margin.

Legal Proceedings

The Company is party to lawsuits and other claims that arise in the ordinary course of business. The lawsuits assert claims related to the general business activities of the Company. The cases are being vigorously contested. In the regular course of business, management evaluates estimated losses or costs related to litigation, and provision is made for anticipated losses whenever management believes that such losses are probable and can be reasonably estimated. While management believes that the final resolution of pending legal proceedings will not have a material impact on the Company’s financial position or results of operations, the final resolution of such proceedings could have a material adverse effect.

Concentration of Risk

The Company makes agricultural, agribusiness, commercial, residential and consumer loans primarily in eastern central Mississippi. A substantial portion of the customers’ abilities to honor their contracts is dependent on their business and the agricultural economy in the area.

Although the Company’s loan portfolio is diversified, there is a relationship in this region between the agricultural economy and the economic performance of loans made to nonagricultural customers. The Company’s lending policies for agricultural and nonagricultural customers require loans to be well-collateralized and supported by cash flows. Collateral for agricultural loans includes equipment, crops, livestock, and land. Credit losses from loans related to the agricultural economy are consistent with credit losses experienced in the portfolio as a whole. The concentration of credit in the regional agricultural economy is taken into consideration by management in determining the allowance for loan losses. See Note 5 for a summary of loans by type.

Lease Commitment and Total Rental Expense	12 Months Ended
Dec. 31, 2011
Lease Commitment and Total Rental Expense

Note 14. Lease Commitment and Total Rental Expense

The Company has operating leases under noncancellable operating lease agreements for banking facilities and equipment. Future minimum rental payments due under the leases are as follows:

Years Ending December 31,	Amounts
2012	$233,208
2013	178,301
2014	80,376
2015	54,792
2016	54,792

$601,469

The total rental expense included in the income statements for the years ended December 31, 2011, 2010 and 2009 is $145,207, $191,717 and $181,148, respectively.

Benefit Plans	12 Months Ended
Dec. 31, 2011
Benefit Plans

Note 15. Benefit Plans

The Company provides its employees with a profit sharing and savings plan, which allows employees to direct a percentage of their compensation into a tax deferred retirement account, subject to statutory limitations. To encourage participation, the Company provides a 100 percent matching contribution for up to 6 percent of each participant’s compensation, plus discretionary non-matching contributions. Employees are eligible after one year of service. For 2011, 2010 and 2009, the Company’s contributions were $786,824, $728,650 and $672,397, respectively.

Deferred Compensation Plans

The Company provides a deferred compensation plan covering its directors. Participants in the deferred compensation plan can defer a portion of their compensation for payment after attaining age 70. Life insurance contracts have been purchased which may be used to fund payments under the plan. Net expenses related to this plan were $75,327, $81,478 and $95,445 for the plan years ended December 31, 2011, 2010 and 2009, respectively.

The Company has also entered into deferred compensation arrangements with certain officers that provide for payments to such officers or their survivors after retirement. Life insurance policies have been purchased which may be used to fund payments under these arrangements. The obligations of the Company under both the directors and officers deferred compensation arrangements are expensed on a systematic basis over the remaining expected service period of the individual directors and officers.

Regulatory Matters	12 Months Ended
Dec. 31, 2011
Regulatory Matters

Note 16. Regulatory Matters

The Company (on a consolidated basis) and the Bank are subject to various regulatory capital requirements administered by federal banking agencies. Failure to meet the minimum regulatory capital requirements can initiate certain mandatory, and possible additional discretionary actions by regulators that, if undertaken, could have a direct material affect on the Company.

Under the regulatory capital adequacy guidelines and the regulatory framework for prompt corrective action, the Company must meet specific capital guidelines involving quantitative measures of the Company’s assets, liabilities and certain off-balance sheet items as calculated under regulatory accounting practices. The Company’s capital amounts and classification under the prompt corrective action guidelines are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors. Quantitative measures established by regulation to ensure capital adequacy require the Company to maintain minimum amounts and ratios of total capital and Tier I capital to risk-weighted assets (as defined in the regulations) and Tier I capital to average assets (as defined in the regulations). Management believes, as of December 31, 2011, that the Company and the Bank meet all capital adequacy requirements to which they are subject.

As of December 31, 2011 and 2010, the most recent regulatory notification categorized the Bank as well capitalized. There have been no conditions or events that would cause changes to the capital structure of the Company since this notification. To continue to be categorized as well capitalized under the regulatory framework for prompt corrective action, the Company would have to maintain minimum total risk-based, Tier I risk-based, and Tier I leverage ratios as disclosed below, in comparison with actual capital amounts and ratios:

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2011
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$84,440,131	17.53%	$38,542,705	8%	$	N/A	—
Citizens Bank	82,742,612	17.16%	38,570,544	8		48,213,180	10%
Tier I Capital (to Risk-Weighted Assets)
Citizens Holding Company	$78,409,696	16.27%	$19,271,353	4		N/A	—
Citizens Bank	76,707,881	15.91%	19,285,272	4		28,927,908	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$78,409,696	9.47%	$33,131,789	4		N/A	—
Citizens Bank	76,707,881	9.31%	32,947,256	4		41,184,070	5

	Actual		For Capital Adequacy Purposes		To Be Well Capitalized under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio

As of December 31, 2010
Total Capital (to Risk-Weighted Assets)
Citizens Holding Company	$81,289,150	16.37%	$39,727,532	8%	$	N/A	—
Citizens Bank	79,710,307	16.07%	39,691,551	8		49,614,439	10%
Tier I Capital
(to Risk-Weighted Assets) Citizens Holding Company	$75,081,723	15.12%	$19,863,766	4		N/A	—
Citizens Bank	73,506,314	14.82%	19,845,776	4		29,768,663	6
Tier I Capital (to Average Assets)
Citizens Holding Company	$75,081,723	9.01%	$33,323,659	4		N/A	—
Citizens Bank	73,506,314	8.85%	33,232,633	4		41,540,791	5

Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2011
Fair Values of Financial Instruments

Note 17. Fair Values of Financial Instruments

Under the authoritative guidance on fair value measurements, fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Company uses various methods including market, income and cost approaches. Based on these approaches, the Company often utilizes certain assumptions about risk and or the risks inherent in the inputs to the valuation technique. These inputs can be readily observable, market corroborated, or generally unobservable inputs. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. Based on the observability of the inputs used in the valuation techniques, the Company is required to provide the following information according to the fair value hierarchy. The fair value hierarchy ranks the quality and reliability of the information used to determine fair values. Financial assets and liabilities carried at fair value will be classified and disclosed in one of the three following categories:

Level 1	Quoted prices in active markets for identical assets or liabilities;

Level 2	Quoted prices in active markets for similar assets and liabilities and inputs that are observable for the asset or liability; or

Level 3	Unobservable inputs, such as discounted cash flow models or valuations.

The determination of where assets and liabilities fall within this hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The fair value estimates, methods and assumptions used by the Company in estimating its fair value disclosures for financial instruments were:

Cash and Due from Banks and Interest Bearing Deposits with Banks

The carrying amounts reported in the balance sheet for these instruments approximate fair value because of their immediate and shorter-term maturities, which is considered to be three months or less at the time of purchase.

Securities Available-for-Sale

Fair values for investment securities are based on quoted market prices, when available. If quoted market prices are not available, fair values are based on quoted market prices of comparable instruments. When neither quoted prices nor comparable instruments are available, unobservable inputs are needed to form an expected future cash flow analysis to establish fair values. Level 2 securities include debt securities which include obligations of U. S. Government agencies and corporations, mortgage-backed securities and state, county and municipal bonds. Level 3 securities consist of a pooled trust preferred security.

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2011:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$234,938,488	$—	$234,938,488
Mortgage-backed securities	—	35,117,858	—	35,117,858
Other Investments	—	102,422,164	2,029,295	104,451,459

	$—	$372,478,510	$2,029,295	$374,507,805

The following table presents assets and liabilities that are measured at fair value on a recurring basis as of December 31, 2010:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
Securities available for sale
Obligations of U.S.
Government agencies	$—	$186,157,928	$—	$186,157,928
Mortgage-backed securities	—	37,759,943	—	37,759,943
Other Investments	—	98,927,753	1,884,677	100,812,430

	$—	$322,845,624	$1,884,677	$324,730,301

The following table reports the activity in assets measured at fair value on a recurring basis using significant unobservable inputs, during the years ended December 31, 2011 and 2010.

	2011	2010
Balance at January 1	$1,884,677	$2,145,396
Realized gains (losses)	—	—
Unrealized gains (losses) included in other comprehensive income	144,618	(260,719)
Purchases, issuances and settlements	—	—
Transfers in and/or out of Level 3	—	—

Balance at December 31	$2,029,295	$1,884,677

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at reporting date	$—	$—

As of December 31, 2011 and 2010, management determined, based on the current credit ratings, known defaults and deferrals by the underlying banks and the degree to which future defaults and deferrals would be required to occur before the cash flow for the Company’s tranche is negatively impacted, that no other-than-temporary impairment exists.

The Company recorded no gains or losses in earnings for the period that were attributable to the change in unrealized gains or losses relating to assets still held at the reporting date.

Net Loans

For variable-rate loans that reprice frequently and with no significant change in credit risk, fair values are based on carrying values. The fair values for other loans (i.e., commercial real estate and rental property mortgage loans, commercial and industrial loans, financial institution loans, and agricultural loans) are estimated using discounted cash flow analyses, using interest rates currently being offered for loans with similar terms to borrowers of similar credit quality.

Impaired Loans

Loans considered impaired are reserved for at the time the loan is identified as impaired taking into account the fair value of the collateral less estimated selling costs. Collateral may be real estate and/or business assets including but not limited to, equipment, inventory and accounts receivable. The fair value of real estate is determined based on appraisals by qualified licensed appraisers. The fair value of the business assets is generally based on amounts reported on the business’s financial statements. Appraised and reported values may be adjusted based on management’s historical knowledge, changes in market conditions from the time of valuation and management’s knowledge of the client and the client’s business. Since not all valuation inputs are observable, these nonrecurring fair value determinations are classified Level 3. Impaired loans are reviewed and evaluated on at least a quarterly basis for additional impairment and adjusted accordingly, based on the same factors previously identified.

Other real estate owned

OREO is comprised of commercial and residential real estate obtained in partial and total satisfaction of loan obligations. OREO acquired in settlement of indebtedness is recorded at fair value of the real estate, less costs to sell. Subsequently, it may be necessary to record nonrecurring fair value adjustments for decline in fair value. Fair value, when recorded, is determined based on appraisals by qualified licensed appraisers and adjusted for management’s estimates of costs to sell. As such, values for OREO are classified as Level 3.

The following table presents assets measured at fair value on a nonrecurring basis during December 31, 2011 and 2010 and were still held at those respective dates:

	Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
	(Level 1)	(Level 2)	(Level 3)	Totals
December 31, 2011
Impaired loans	$—	$—	$1,790,135	$1,790,135
Other real estate owned	—	—	3,056,902	3,056,902

	$—	$—	$4,847,037	$4,847,037

December 31, 2010
Impaired loans	$—	$—	$2,680,775	$2,680,775
Other real estate owned	—	—	2,172,198	2,172,198

	$—	$—	$4,852,973	$4,852,973

Impaired loans with a carrying value of $2,956,731 and $4,159,181 had an allocated allowance for loan losses of $1,166,596 and $1,478,406 at December 31, 2011 and 2010, respectively. The allocated allowance is based on the carrying value of the impaired loan and the fair value of the underlying collateral less estimated costs to sell.

After monitoring the carrying amounts for subsequent declines or impairment after foreclosure, management determined that a fair value adjustment to OREO in the amount of $265,876 and $537,429 was necessary and was recorded during the year ended December 31, 2011 and 2010, respectively.

Federal Funds Sold and Securities Sold Under Agreement to Repurchase

Due to the short term nature of these instruments, the carrying amount is equal to the fair value.

Deposits

The fair values for demand deposits, NOW and money market accounts and savings accounts are, by definition, equal to the amount payable on demand at the reporting date (i.e., their carrying amounts). The carrying amounts for variable-rate, fixed-term money market accounts and time deposits approximate their fair values at the reporting date. Fair values for fixed-rate time deposits are estimated using a discounted cash flow calculation that applies interest rates currently being offered on similar deposits to a schedule of aggregated expected monthly maturities on time deposits.

Federal Home Loan Bank Borrowings

The fair value of FHLB advances is based on discounted cash flow analysis.

Off-Balance Sheet Instruments

The fair value of commitments to extend credit and letters of credit are estimated using fees currently charged to enter into similar agreements. The fees associated with these financial instruments are not material.

The following represents the carrying value and estimated fair value of the Company’s financial instruments at December 31, 2011 and 2010:

	2011		2010
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Financial assets
Cash and due from banks	$35,407,715	$35,407,715	$16,963,393	$16,963,393
Interest bearing deposits with banks	3,990,521	3,990,521	1,155,588	1,155,588
Securities available-for-sale	374,507,805	374,507,805	324,730,301	324,730,301
Net loans	382,580,529	382,174,094	415,496,720	415,605,513

Financial liabilities
Deposits	$572,338,135	$572,388,706	$537,429,723	$537,751,275
Federal Home Loan Bank advances	68,500,000	71,950,022	84,400,000	88,038,797
Federal funds purchased	—	—	2,500,000	2,500,000
Securities Sold under Agreement to Repurchase	120,220,433	120,220,433	110,483,437	110,483,437

Stock Options	12 Months Ended
Dec. 31, 2011
Stock Options

Note 18. Stock Options

The Company has a directors’ stock compensation plan and had an employees’ long-term incentive plan. Under the directors’ plan, the Company may grant options for up to 210,000 shares of common stock. The price of each option is equal to the market price determined as of the option grant date. Options granted are exercisable after six months and expire after 10 years. The employee plan expired on April 13, 2009 and no options have been granted since this date. The options previously granted under the employee plan expire 10 years from the grant date. The exercise price is equal to the market price of the Company’s stock on the date of grant.

The fair value of each option granted is estimated on the date of the grant using the Black-Sholes option-pricing model. The following assumptions were used in estimating the fair value of the options granted in 2011, 2010 and 2009.

DIRECTORS

Assumption	2011	2010	2009
Dividend yield	4.9%	4.9%	3.7%
Risk-free interest rate	2.24%	2.24%	2.23%
Expected life	8.1 years	7.9 years	7.8 years
Expected volatility	74.47%	69.40%	64.24%
Calculated value per option	$9.16	$11.17	$9.96
Forfeitures	0%	0%	0%

Following is a summary of the status of the plans for the years ending December 31, 2011, 2010 and 2009:

	Directors’ Plan		Employees’ Plan
	Number of Shares	Weighted Average Exercise Price	Number of Shares	Weighted Average Exercise Price
Outstanding at January 1, 2009	91,500	$18.05	176,800	$18.78
Granted	13,500	21.75	—	—
Exercised	(12,000)	13.74	(25,150)	13.65
Expired	(4,500)	22.65	—	—

Outstanding at December 31, 2009	88,500	$18.96	151,650	$19.63

Granted	13,500	25.72	—	—
Exercised	(9,000)	11.64	(7,350)	11.49
Expired	—	—	(7,800)	22.26

Outstanding at December 31, 2010	93,000	$20.65	136,500	$19.92

Granted	13,500	20.02	—	—
Exercised	(4,500)	10.83	(1,000)	14.65
Expired	—	—	—	—

Outstanding at December 31, 2011	102,000	$21.00	135,500	$19.96

Options exercisable at:
December 31, 2011	102,000	$21.00	135,500	$19.96

Weighted average fair value of Options granted during years ended
December 31, 2009		$9.96		$—

December 31, 2010		$11.17		$—

December 31, 2011		$9.16		$—

The following table presents the outstanding stock options granted in relation to the option price and the weighted average maturity.

Range of Exercise Prices	Options Outstanding	Weighted Average Price	Weighted Average Life Remaining
$10.01 to $15.00	41,500	$14.63	9 months
$15.01 to $20.00	31,500	18.11	4 years, 1 month
$20.01 to $22.50	109,500	21.43	4 years, 3 months
$22.51 and above	55,000	24.05	6 years, 3 months

Total	237,500	$20.41	3 years, 10 months

The intrinsic value of options granted under the Directors’ Plan at December 31, 2011 was $19,680 and the intrinsic value of the Employees’ Plan at December 31, 2011 was $110,495 for a total intrinsic value at December 31, 2011 of $130,175. Additionally, the total intrinsic value of options exercised during 2011 and 2010 was $46,505 and $178,440, respectively. There was no unrecognized stock-based compensation expense at December 31, 2011.